Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Key Management Compensation [Abstract]
Salaries and benefits	$ 2,464	$ 1,630
Share-based payments	4,868	5,116
Total key management compensation expense	$ 7,332	$ 6,746